Accounts Receivable	12 Months Ended
Dec. 31, 2020
Notes To Financial Statements [Abstract]
Accounts Receivable
4.	ACCOUNTS RECEIVABLE

The carrying amounts of accounts receivable approximate their fair value and are originally denominated in Singapore dollars before conversion to US dollars at December 31:

		2020	2019	2018

Product sales	United States dollar	$-	$-	$713,744
Product sales	Singapore dollar	-	-	273,815
Loss allowance		-	-	(40,615)

		$-	$-	$946,944

In determining the recoverability of a trade receivable, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the reporting date. The trade receivables that are neither past due nor impaired relates to customers that the company has assessed to be creditworthy based on the credit evaluation process performed by management which considers both customers’ overall credit profile and its payment history with the Company. The loss allowance is determined in accordance IFRS 9 (Note 20). Trade receivables at December 31, 2018 related to DenseLight. Trade receivables were nil at December 31, 2020 and 2019 because DenseLight was sold on November 8, 2019.